Phone:	(212) 885-5205
Fax:	(917) 332-3817
Email:	ajanell@blankrome.com

April 25, 2014

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Spirit of America Investment Fund, Inc.
SEC File Nos. 333-27925/811-08231

Ladies and Gentlemen:

On behalf of the Spirit of America Investment Fund, Inc. (the “Company”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, please find Post-Effective Amendment No. 33 to the Company’s Registration Statement on Form N-1A (“PEA No. 33”). PEA No. 33 is being filed to register a new series of the Company, the Spirit of America Energy Fund.

Questions concerning PEA No. 33 may be directed to Allison Janell at (212) 885-5205 or Mr. Thomas R. Westle at (212) 885-5239.

Very truly yours,

/s/ Allison Janell

Allison Janell

405 Lexington Avenue, New York, NY 10174-0208

www.BlankRome.com

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